Earnings per Share - Summary of Basic Earnings Per Share (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share attributable to owners of the Parent Company:
Profit from continuing operation attributable to owners of the Parent Company	₩ 1,250,155	₩ 1,093,611	₩ 912,400
Interest on hybrid bonds (note 25)	₩ (19,800)	₩ (17,283)	(14,766)
Profit from continuing operation attributable to owners of the Parent Company on common shares			₩ 897,634
Weighted average number of common shares outstanding			217,994,490
Discontinued operation	₩ 5,780	₩ 4,954	₩ 4,118
Parent Company [Member]
Basic earnings per share attributable to owners of the Parent Company:
Profit from continuing operation attributable to owners of the Parent Company	₩ 1,250,155	₩ 1,093,611
Interest on hybrid bonds (note 25)	(19,800)	(17,283)
Profit from continuing operation attributable to owners of the Parent Company on common shares	₩ 1,230,355	₩ 1,076,328	₩ 897,634
Weighted average number of common shares outstanding	212,848,138	217,264,615